Quarterly Financial Data (as restated) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Total revenue					$ 7,293	$ 4,821
Net income	(5,782)	2,763	(1,755)	5,740	1,698	299
Net income available to stockholders – Basic (2)					856	149
Net income available to stockholders – Diluted (2)					(2,161)	(3,254)
Basic net income (loss) per common share attributable to common stockholders (2)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0.00
Diluted net income (loss) per share	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)
First Quarter
Total revenue					2,215
Net income					2,977	(7,620)
Net income available to stockholders – Basic (2)					1,487	(7,620)
Net income available to stockholders – Diluted (2)					(415)	(7,620)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ (0.13)
Diluted net income (loss) per share					$ (0.01)	$ (0.13)
Second Quarter
Total revenue					2,231	785
Net income					2,763	3,778
Net income available to stockholders – Basic (2)					1,381	1,879
Net income available to stockholders – Diluted (2)					(283)	(937)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ 0.03
Diluted net income (loss) per share					$ 0	$ (0.01)
Third Quarter
Total revenue					1,448	1,912
Net income					3,064	6,293
Net income available to stockholders – Basic (2)					1,558	3,144
Net income available to stockholders – Diluted (2)					(307)	(687)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ 0.05
Diluted net income (loss) per share					$ 0	$ (0.01)
Fourth Quarter
Total revenue					1,399	2,124
Net income					(7,106)	(2,152)
Net income available to stockholders – Basic (2)					(7,106)	(2,152)
Net income available to stockholders – Diluted (2)					$ (7,106)	$ (2,152)
Basic net income (loss) per common share attributable to common stockholders (2)					$ (0.11)	$ (0.04)
Diluted net income (loss) per share					$ (0.11)	$ (0.04)